DEBT (Long-Term Debt) (Details) - USD ($) $ in Thousands	Jun. 27, 2018	Jun. 28, 2017	Sep. 28, 2016
Debt [Line Items]
Capital lease obligations (see Note 8 - Leases)	$ 43,018	$ 45,417
Long-term debt and capital lease obligations, including current maturities	1,513,268	1,337,667
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	(6,556)	(8,189)
Debt and capital lease obligations, net of unamortized debt issuance costs and discounts	1,506,712	1,329,478
Less current installments	(7,088)	(9,649)
Long-term debt, less current installments	1,499,624	1,319,829
5.00% Notes
Debt [Line Items]
Senior Notes		350,000	$ 350,000
3.88% Notes
Debt [Line Items]
Senior Notes	300,000	300,000
2.60% Notes
Debt [Line Items]
Senior Notes	0	250,000
$1B Revolving Credit Facility [Member]
Debt [Line Items]
Revolving credit facility	$ 820,250	$ 392,250